UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, WI 53029

(Address of principal executive offices)(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Frontier MicroCap Fund

March 31, 2007

March 31, 2007

Dear Fellow Shareholders,

As 2007 began, the global economy continues to move forward, although performance in certain sectors of the U.S. economy may have slowed somewhat.  We consequently consider slower job growth and perhaps a rise in the unemployment rate as possible developments for 2007.  On the other hand, since the Federal Reserve (the Fed) stopped raising interest rates, stock prices have moved higher, bond yields have remained relatively low, and the weaker dollar appears to be making U.S. exports more competitive.  With the benefit of this financial cushion, we believe 2007 may hold the potential for a renewed economic expansion.

The MicroCap Fund achieved over an 11% increase in the first six months of the fiscal year. While we are pleased with the performance, there is more to be done. Management continues to search out those companies that will add value to the portfolio and continue the growth trend since the beginning of the fiscal year.   Although there is no guarantee a fund will achieve its objectives, we believe that the research, diversification and active management that mutual funds provide continue to make them an intelligent choice for investors.

We thank you for the support you have placed in Frontier Funds, Inc. and aim to continue earning your confidence.  Please feel free to contact us with any comments or concerns.

Sincerely,

Amy Siesennop

President

THE FRONTIER MICROCAP FUND

PORTFOLIO ANALYSIS

MARCH 31, 2007 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Telecommunications
1.74%
Consumer Goods
15.38%
Consumer Services
5.73%
Basic Materials
0.98%
Financials
7.84%
Cash & Equivalents
0.45%
Healthcare
41.97%
Industrials
6.94%
Technology
18.97%

	The Frontier MicroCap Fund
	Schedule of Investments
	March 31, 2007 (Unaudited)

Shares	COMMON STOCK - 102.13%	Value

Agricultural and Food Products - 3.54%
2,000	Eternal Technologies Group, Inc.	$ 1,400
2,000	New Dragon Asia Corp.	2,800
5,000	Coffee Pacifica, Inc.	3,650
		7,850
Communications & Audio Equipment - 0.48%
3,500	Distinctive Devices, Inc.	70
100	Proxim Corp.	0
10,000	SLS International, Inc.	1,005
2,000	Teraforce Technology Corp.	0
		1,075
Communications Services - 9.64%
1,500	Netwolves Corp.	120
80,000	Nighthawk Systems, Inc.	10,000
1,000	WPCS International, Inc.	11,240
		21,360
Computer Equipment - 1.25%
600	Alanco Technologies, Inc.	1,344
300	Interlink Electronics, Inc.	945
500	Socket Communications, Inc.	470
		2,759
Electromedical & Electrotherapy - 2.83%
5,000	Dynatronics Corp.	5,400
600	Sontra Medical Corp.	870
		6,270
Finance Services - 4.45%
9,700	CVF Technologies Corp.	1,765
1,000	Global Axcess Corp.	330
5,000	International Monetary Systems, Ltd.	4,900
568	Standard Holdings Group Ltd.	37
2,836	Standard Holdings, Inc.	2,836
		9,868
Games, Toys & Children's Vehicles - 4.40%
1,500	Action Products International, Inc.	2,415
2,000	Egames, Inc.	700
8,000	Mad Catz Interactive, Inc.	6,640
		9,755
Instruments For Measurement - 1.13%
3,000	Smartire Systems, Inc.	66
1,000	Wireless Telecom Group, Inc.	2,440
		2,506
Laboratory Analytical Instruments - 4.27%
23	Clinical Data, Inc.	477
2,000	Diasys Corp.	220
2,100	Pressure Biosciences, Inc.	8,778
		9475
Medicinal Chemicals & Botanical Products - 3.73%
40,000	China Health Holding, Inc.	1,800
5,100	Z-Trim Holdings	6,477
		8,277
Metals, Precious & Mining - 9.89%
2,000	API Nanotronics Corp.	6,400
1,500	LJ International, Inc.	15,240
290,000	Watercolor Holdings Corp.	290
		21,930
Miscellaneous Electrical Machinery, Equipment & Supplies - 0.55%
357	Arotech Corp.	1,210

Pharmaceuticals - 21.03%
1,000	AHPC Holdings, Inc.	430
500	Bradley Pharmaceuticals, Inc.	9,595
2,000	Egene,Inc.	1,660
16,000	Provectus Pharmaceutical, Inc.	23,680
1,000	QLT, Inc.	7,830
3,600	Symbollon Pharmaceuticals, Inc.	3,420
		46,615
Radio & TV Broadcasting - 0.53%
905	Wave Wireless Corporation	2
9,000	OBN Holdings, Inc.	1,170
		1,172
Retail-Department Stores - 0.15%
4,000	Harcourt Companies, Inc.	328

Semiconductors & Related Devices - 3.37%
2,500	Conexant Systems, Inc.	4,125
1,000	DPAC Technologies Corp.	105
200	Emagin Corp.	144
666	Tegal Corp.	3,097
		7,471
Services-Advertising - 3.34%
300	24/7 Real Media, Inc.	2,409
20,000	Onscreen Technologies, Inc.	5,000
		7,409
Services-Business Services - 1.91%
3,000	Cash Technologies, Inc.	3,000
15,000	Datalogic International, Inc.	105
500	Global Network, Inc.	100
85	Healthnostics, Inc.	2
3,000	Kolorfusion International, Inc.	390
15	Sancon Resource Recovery, Inc.	9
2,000	Stonepath Group, Inc.	399
383	Tidel Technologies, Inc.	232
14	Unity One Capital, Inc.	0
50	Uron, Inc.	0
		4,237
Services-Computer - 0.27%
5,671	H Quotient, Inc.	0
1,000	Internet America, Inc.	260
4,000	Insynq, Inc.	0
133	Voxware, Inc.	331
		591
Services-Computer Programming - 2.16%
133	Cardinal Communications, Inc.	3
300	Evolving Systems, Inc.	591
4,000	Forlink Software Corp.	420
3,000	Ilinc Communications, Inc.	1,980
20,000	Saflink Corp.	1,800
		4,794
Services-Educational Services - 4.58%
400	Princeton Review, Inc.	2,148
40,000	Small Business Co.	8,000
		10,148
Services-Medical - 13.62%
2,000	American Shared Hospital Services *	11,880
4,000	Immunomedics, Inc.	18,320
		30,200
Services-Miscellaneous Amusement & Recreation - 1.52%
500	Angelciti Entertainment, Inc.	10
2,029	Midas Entertainment, Inc.	3,044
71	Progressive Gaming International	320
		3,374
Surgical & Medical Instruments - 1.33%
7,500	Acunetx, Inc.	173
50	Cardiac Science Corporation	458
300	Cardiotech International, Inc.	468
900	Memry Corp.	1,845
10,000	Molecular Imaging Corp.	0
		2,944
Telephone Communications - 2.16%
300	City Telecom, Ltd. ADR	942
10	Ebenefitsdirect, Inc.	0
50	Epicus Communications Group, Inc.	0
8,000	Globalnet Corp.	0
2,513	Hop-On.Com	0
1,000	Multiband Corp.	490
7,000	Newmarket Technology, Inc.	3,010
2,000	Oxford Media, Inc.	280
10,000	Telenetics Corp.	20
5,000	Viseon, Inc.	50
		4,792

TOTAL FOR COMMON STOCK (Cost $407,121) - 102.13%		$ 226,410

SHORT TERM INVESTMENTS - 0.54%
1,202	First American Treasury Obligation Class Y 4.89% ** (Cost $1,202)	1,202

TOTAL INVESTMENTS (Cost $408,323) - 102.67%		$ 227,612

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.67)%		(5,930)

NET ASSETS - 100.00%		$ 221,682

* Income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at March 31, 2007.
ADR - American Depository Receipts
The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

Assets:
Investments, at Value (Cost $408,323)	$ 227,612
Receivables:
Dividends and Interest	96
Due from Advisor	6,086
Total Assets	233,794
Liabilities:
Accrued Management Fees	11,530
Payable to Custodian Bank	582
Total Liabilities	12,112
Net Assets	$ 221,682

Net Assets Consist of:
Paid In Capital	$ 1,066,713
Accumulated Undistributed Net Investment Loss	(18,417)
Accumulated Undistributed Realized Loss on Investments	(645,904)
Unrealized Depreciation in Value of Investments	(180,710)
Net Assets, for 1,187,426 Shares Outstanding	$ 221,682

Net Assets Value Per Share	$ 0.19

The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statement of Operations
For the six months ended March 31, 2007 (Unaudited)

Investment Income:
Dividends	$ 198
Interest	253
Total Investment Income	451

Expenses:
Advisory Fees (Note 3)	1,546
Audit Fees	5,440
Custodial Fees	5,289
Legal Fees	5,262
Trustee Fees	4,013
Registration Fees	3,477
Transfer Agent Fees	3,265
Miscellaneous Fees	557
Printing and Mailing Fees	554
Insurance Fees	201
Total Expenses	29,604
Fees Waived by the Advisor (Note 3)	(1,546)
Fees Reimbursed by the Advisor (Note 3)	(9,190)
Net Expenses	18,868

Net Investment Loss	(18,417)

Realized and Unrealized Loss on Investments:
Realized Gain on Investments	5,920
Net Change in Unrealized Appreciation on Investments	33,146
Net Realized and Unrealized Loss on Investments	39,066

Net Increase in Net Assets from Operations	$ 20,649

The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	3/31/2007	9/30/2006
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (18,417)	$ (39,622)
Net Realized Gain (Loss) on Investments	5,920	(72,639)
Unrealized Appreciation on Investments	33,146	71,083
Net Increase (Decrease) in Net Assets Resulting from Operations	20,649	(41,178)

Distributions to Shareholders	0	0

Capital Share Transactions (Note 5)	21,829	(48,348)

Total Increase (Decrease)	42,478	(89,526)

Net Assets:
Beginning of Period	179,204	268,730

End of Period	$ 221,682	$ 179,204

The accompanying notes are an integral part of these financial statements.

The Frontier MicroCap Fund
Financial Hightlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	3/31/2007	9/30/2006	9/30/2005	9/30/2004	9/30/2003	9/30/2002

Net Asset Value, at Beginning of Period	$ 0.17	$ 0.21	$ 0.22	$ 0.25	$ 0.65	$ 1.03

Income From Investment Operations:
Net Investment Loss *	(0.02)	(0.06)	(0.04)	(0.03)	(0.39)	(0.49)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.04	0.02	0.03	0.00	(0.01)	0.11
Total from Investment Operations	0.02	(0.04)	(0.01)	(0.03)	(0.40)	(0.38)

Distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Net Asset Value, at End of Period	$ 0.19	$ 0.17	$ 0.21	$ 0.22	$ 0.25	$ 0.65

Total Return **	11.76%	(19.05)%	(4.55)%	(12.00)%	(61.54)%	(36.89)%

Ratios/Supplimental Data:
Net Assets at End of Period (Thousands)	$ 222	$ 179	$ 269	$ 487	$ 164	$ 87
Before Waivers
Ratio of Expenses to Average Net Assets	28.87%	29.79%	17.67%	11.41%	113.21%	43.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	(28.43)%	(29.47)%	(17.58)%	(11.31)%	(113.21)%	(43.24)%
After Waivers
Ratio of Expenses to Average Net Assets	18.40%	18.40%	15.00%	10.47%	102.44%	42.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	(17.96)%	(18.08)%	(14.91)%	(10.37)%	(102.44)%	(42.26)%
Portfolio Turnover	9%	37%	4%	79%	25%	51%

* Per share Net investment income has been determined on the basis of average shares outstanding during the period.
** Based on Net Asset Value Per Share. The Fund's sales charge is not reflected in total return on this table. Assumes reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)

1.)

ORGANIZATION

Frontier Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company.  The Corporation was established under the laws of Maryland on October 24, 1991.  The Corporation permits the Directors to issue 200,000,000 shares of capital stock in separate series, with each series representing interests in a separate portfolio of securities and other assets, each with its own investment objectives and policies.  The Frontier MicroCap Fund (the “Fund”) to which the Fund’s Board of Directors has initially allocated 80,000,000 shares with a $.01 par value is the only current series of the Corporation. From inception through 2004, the Fund was known as the Frontier Equity Fund. The investment objective of the Fund is to provide long-term capital appreciation on its assets.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION- Each security owned by the Fund that is listed on an exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  In the event that the security is listed on more than one exchange, the Fund will use the price on that exchange which it generally considers to be the principal exchange on which the stock is traded. Securities and other assets for which market quotations are not readily available or are deemed unreliable, are valued by appraisal at their fair values as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors.  The Fund values money market instruments that it holds with remaining maturities of less than 60 days at their amortized cost.  As the Fund invests primarily in micro-cap companies, other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to:  (a) illiquid securities, including “restricted” securities and private placements for which there is no public market; (b) securities of an issuer that has entered into restructuring; and (c) securities whose trading has been halted or suspended. Valuing securities at fair value involves greater reliance on judgment than securities that have already available market quotations. There can be no assurance that the Fund can obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value per share.

FEDERAL INCOME TAXES- It is the policy of the Fund to continue to comply with the requirements of Sub-Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code.  Therefore, no provision for federal income or excise taxes has been made.

DISTRIBUTIONS TO SHAREHOLDERS- Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

MARCH 31, 2007 (UNAUDITED)

USE OF ESTIMATES- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER- The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital.

3.)

INVESTMENT ADVISORY AGREEMENT AND RELATED PARTIES TRANSACTIONS

The Fund had an investment advisory agreement with Freedom Investors Corp. (the “Advisor”). Certain officers and directors of the Fund are also officers and directors of the Advisor.  Pursuant to this agreement, the Advisor furnishes continuous investment advisory and portfolio management services to the Fund.  The Advisor, at its own expense and without reimbursement from the Fund, will furnish office space and all necessary office facilities, equipment and executive personnel required in connection with the Advisor’s agreement to provide continuous investment advisory and portfolio management services to the Fund.  As compensation for these services, the Advisor is entitled to receive a monthly fee of 1/12 of 1.50% (1.50% per annum) of the daily net assets of the Fund.  The Advisor has voluntarily waived payment of its advisory fee since the inception of the Fund, although this waiver can be revoked at any time.  For the period of October 1, 2006 through March 31, 2007, the Advisor earned and waived its fee totaling $1,546. The Advisor has also agreed to waive its fee and/or reimburse the Fund in the amount, if any, by which the Fund’s total operating expenses for the fiscal year exceed 18.4% of the average net assets of the Fund.  The Fund was reimbursed $9,190 during the six months ended March 31, 2007.

Freedom Investors Corp. also serves as principal underwriter and national distributor (the “Distributor”) for the Fund.  They select brokers and other financial professionals to sell shares of the Fund and coordinate their marketing efforts. The Distributor received $175 for the six months ended March 31, 2007.

The Advisor also executed all trades for the Fund for the six months ended March 31, 2007 and received $220 in commissions.

4.)

OTHER AGREEMENTS AND EXPENSE WAIVER

Mutual Shareholder Services (“MSS”) provides transfer agency and fund accounting services to the Fund.  MSS voluntarily agreed to waive a portion of their fees until the assets of the Fund become greater than two million dollars.  For the six months ended March 31, 2007, MSS waived fees of $4,235.

THE FRONTIER MICROCAP FUND

NOTES TO FINANCIAL STATEMENTS(CONTINUED)

MARCH 31, 2007 (UNAUDITED)

5.)

CAPITAL STOCK TRANSACTIONS

As of March 31, 2007 there were 80,000,000, $.01 par value shares of capital stock authorized, and paid-in capital amounted to $1,066,713.

The following is a summary of capital share transactions for the years indicated:

	2007		2006
	Shares	Amount	Shares	Amount
Shares sold	270,373	$47,618	19,180	$3,717
Shares reinvested	-	-	-	-
Shares redeemed	(138,622)	(25,789)	(262,655)	(52,065)
Net Decrease	(131,751)	$21,829	(243,475)	$(48,348)

6.)

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $29,612 and $17,615, respectively.  There were no purchases or sales of U.S. Government obligations.

For federal income tax purposes, the cost of investments owned at March 31, 2007 was $408,323.  At March 31, 2007 , the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$39,889	$(220,599)	$(180,710)

6.) DISTRIBUTIONS TO SHAREHOLDERS

      There were no distributions paid during the six months ended March 31, 2007, or the fiscal year ended September 30, 2006.

7.) DISTRIBUTABLE EARNINGS

As of March 31, 2007 the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)

           $  (18,417)

Undistributed long-term capital gain/(accumulated losses)

(645,904)

Unrealized appreciation/(depreciation)

             (180,710)

           $(683,031)

8.) CAPITAL LOSS CARRYFORWARDS

As of September 30, 2006, the Fund has federal income tax capital loss carryforwards of approximately $647,000 of which $488,000 expires in 2009, $51,000 expires in 2010, $500 expires in 2011, $34,500 expires in 2013 and $73,000 expires in 2014. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Expense Example (Unaudited)

As a shareholder of the Frontier MicroCap Fund, you incur the following costs: management fees, legal fees, custody fees, audit fees and other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2006 through March 31, 2007.

Actual Expenses:

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period*
	10/1/2006	3/31/2007	10/1/2006 to 3/31/2007

Actual	$1,000.00	$1,117.65	$97.15
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$933.18	$88.68

* Expenses are equal to the Fund's annualized expense ratio of 18.40%
multiplied by the average account value over the period, multiplied by
182/365 (to reflect the one-half year period).

Directors and Officers

The Board of Directors (“Board”) supervises the business activities of the Fund.  The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with the advisor, administrator, independent accountant, transfer agent and custodian.

The management of the Fund's day-to-day operations is delegated to its officers, the Fund's advisor and the administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board.  Each Director serves as a director until the next annual meeting of shareholders or until his successor is duly elected.

The Fund is not in a “family of funds” or a “fund complex”, and the only fund overseen by the Board is the Fund.  The address of each Director and Officer is c/o Frontier Funds, Inc., 130 East Capitol Drive, Hartland, Wisconsin 53029-2136.

The following table provides information regarding each Director who is not an “interested person” of Frontier and the Fund, as defined in the 1940 Act.

Name (and Age)	Position(s) Held with the Fund (and Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Kenneth W. Coshun (Age 74)	Director (since 1992)	Retired (since 1997)	None
Michael A. Bernatz (Age 48)	Director (since 2005)	Chief Financial Officer for: Milwaukee County Museum (since 2005) Lauber & Company (since 2004), European Touch Holdings Inc. (2002 – 2004) Huffy Sports Company (2000 – 2002)	None
Thomas A. Siesennop ^ (Age 39)	Director (since 2005)	Decision Support Analyst WEA Trust (since 1995) MBA (since 2004)	None

^ Brother-in-law to Amy Siesennop, considered independent as defined in the 1940 Act.

The following table provides information regarding each Director/Officer who is an “interested person” of Frontier and the Fund, as defined in the 1940 Act,

Name (and Age)	Position(s) Held with the Fund (and Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Amy L. Siesennop * (Age 48)	President and Treasurer (since 2003) and Director (since 1999) Chief Compliance Officer and Anti-money Laundering Officer (Since 2004)	President and Treasurer (since 2003) of Frontier; Administrative positions with Frontier and registered principal and representative of the Advisor, Freedom Investors Corp (since 1996).	None
Joel R. Blumenschein * (Age 46)	Vice President and Secretary (since 2003)	Manager of EZ Stock Inc. (since 2000) President of the Advisor, Freedom Investors Corp. (since 2002)	None

  “Interested person,” as defined in the 1940 Act, of Frontier and the Fund because of his or her affiliation with the Advisor, Freedom Investors Corp.

THE FRONTIER MICROCAP FUND

ADDITIONAL INFORMATION (UNAUDITED)

MARCH 31, 2007

Code of Ethics - Information pursuant to the code of ethics that applies to the Fund’s principal executive officers may be found on our website or upon request, free of charge by calling 800-759-6089.

Controls and Procedures - The principal executive and financial officer reviewed and evaluated the effectiveness the Fund’s disclosure controls and procedures in March 2007.  The controls and procedures were found to be effective for the Fund, and no changes were made.

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on December 31 and June 30.  The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s third quarter Form N-Q was filed with the SEC on February 20, 2007. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-231-2901, free of charge.  The Fund’s policy and procedures for disclosure of portfolio holdings can be found on our website.  A list of our portfolio holdings is also available in this report and the annual report.

Privacy Policy - At the Fund, we recognize and respect the privacy of each of our investors and their expectations for confidentiality.  The protection of investor’s information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.  The Fund will only disclose personal nonpublic information to third parties as necessary and as permitted by law.  We also restrict access to personal nonpublic information to employees, affiliates, and service providers involved in servicing your account.

The Fund maintains physical, electronic and procedural safe guards to guard nonpublic personal information of our customers.  More information regarding our privacy policy may be obtained on our website.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  They are also available on our website, under the additional links tab.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.  Under the “Fund Information” tab, choose Proxy Results and then the Frontier Fund for the proxy voting results.

Additional Information - The Fund's Statement of Additional Information (SAI) includes additional information about the directors and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.  The SAI is also available on the website.

Board of Directors

Amy L. Siesennop

Kenneth W. Coshun

Michael A. Bernatz

Thomas A. Siesennop

Investment Advisor

Freedom Investors Corp.

130 East Capitol Drive

Hartland, Wisconsin  53029

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

US Bank

425 East Walnut Street

Cincinnati, Ohio  45201

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001-2607

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Frontier MicroCap Fund, Inc.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 16, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date May 25, 2007

By /s/Joel R Blumenschein

*Vice President

Date May 25, 2007

* Print the name and title of each signing officer under his or her signature.